SEMI-ANNUAL CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Intangible assets	€ 562,130	€ 554,086
Property, plant and equipment	231,039	211,244
Right-of-use assets	835,667	652,441
Investments accounted for using the equity method	24,735	24,181
Deferred tax assets	195,939	164,047
Other non-current financial assets	40,623	38,496
Total non-current assets	1,890,133	1,644,495
Current assets
Inventories	544,742	506,903
Trade receivables	192,331	227,087
Derivative financial instruments	9,261	7,055
Tax receivables	34,558	33,142
Other current financial assets	71,584	77,432
Other current assets	119,551	118,473
Cash and cash equivalents	226,715	220,121
Total current assets	1,198,742	1,190,213
Total assets	3,088,875	2,834,708
Liabilities and Equity
Equity attributable to shareholders of the Parent Company	1,037,670	1,031,011
Equity attributable to non-controlling interests	73,237	68,070
Total equity	1,110,907	1,099,081
Non-current liabilities
Non-current borrowings	128,144	162,123
Other non-current financial liabilities	109,688	105,632
Non-current lease liabilities	780,698	590,652
Non-current provisions for risks and charges	20,076	20,697
Employee benefits	32,598	30,100
Deferred tax liabilities	90,336	76,031
Total non-current liabilities	1,161,540	985,235
Current liabilities
Current borrowings	96,653	84,066
Current lease liabilities	146,497	140,937
Derivative financial instruments	19,441	4,576
Current provisions for risks and charges	20,761	23,098
Trade payables and customer advances	317,060	326,245
Tax liabilities	36,911	26,762
Other current liabilities	179,105	144,708
Total current liabilities	816,428	750,392
Total equity and liabilities	€ 3,088,875	€ 2,834,708